Shareholders' capital - Common Shares - Additional Information (Details) - Common shares $ / shares in Units, $ in Thousands	Jun. 17, 2024 USD ($) $ / shares shares
Stockholders Equity Note [Line Items]
Number of common shares issued for each Purchase Contract	3.3439
Settlement of outstanding share purchase contracts | $	$ 1,150,000
Number of shares issued pursuant to public offering (in shares)	76,909,700
Sale of stock, average price per share (in dollars per share) | $ / shares	$ 14.95